Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Receivables [Abstract]
Trade accounts receivable	$ 19,345,329	$ 16,419,182
Less: allowance for doubtful accounts	(81,745)	(151,347)
Accounts receivable, net	$ 19,263,584	$ 16,267,835